Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Limited Partner [Member]	Limited Partner [Member] Predecessor [Member]	General Partner [Member]	General Partner [Member] Predecessor [Member]	Total	Common Class A [Member]	Common Class B [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Predecessor [Member]	Predecessor [Member] Common Stock [Member] Common Class A [Member]	Predecessor [Member] Common Stock [Member] Common Class B [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] AOCI Attributable to Parent [Member]	Predecessor [Member] Retained Earnings [Member]
Balance at Dec. 31, 2024	$ 14,906		$ 600		$ 15,506
Net income (loss)	2,421		87		2,508
Partnership distributions and withdrawals	(1,444)		(52)		(1,496)
Balance at Mar. 31, 2025	15,883		635		16,518
Balance at Dec. 31, 2024	14,906		600		15,506
Net income (loss)					3,097
Balance at Jun. 30, 2025	14,958		601		15,559
Balance at Mar. 31, 2025	15,883		635		16,518
Net income (loss)	569		20		589
Partnership distributions and withdrawals	(1,494)		(54)		(1,548)
Balance at Jun. 30, 2025	14,958		601		15,559
Balance at Dec. 31, 2025		$ 14,468		$ 520									$ 14,988
Balance outstanding, shares at Dec. 31, 2025
Balance at Dec. 31, 2025					14,988
Net income (loss)		(3,601)		(129)									(3,730)
Partnership distributions and withdrawals		(1,497)		(54)									(1,551)
Balance at Mar. 31, 2026		9,370		337									9,707
Balance outstanding, shares at Mar. 31, 2026
Balance at Dec. 31, 2025		14,468		520									14,988
Balance outstanding, shares at Dec. 31, 2025
Balance at Dec. 31, 2025					14,988
Net income (loss)					(5,736)
Balance at May. 06, 2026		5,354		192									5,546
Balance outstanding, shares at May. 06, 2026								1,000
Balance at May. 06, 2026					(2,801)					$ 4,941		$ (7,742)
Balance at Dec. 31, 2025		14,468		520									14,988
Balance outstanding, shares at Dec. 31, 2025
Balance at Dec. 31, 2025					14,988
Issuance of shares to service providers, shares						800,000
Issuance of Founder Shares							$ 7,600
Balance outstanding, shares at Jun. 30, 2026								69,658,978	7,600,000
Balance at Jun. 30, 2026					995,986			$ 70	$ 8	1,042,601	(23)	(46,670)
Balance at Mar. 31, 2026		9,370		337									9,707
Balance outstanding, shares at Mar. 31, 2026
Net income (loss)		(1,936)		(70)	(2,006)								(2,006)
Partnership distributions and withdrawals		(2,080)		(75)									(2,155)
Balance at May. 06, 2026		$ 5,354		$ 192									$ 5,546
Balance outstanding, shares at May. 06, 2026								1,000
Balance at May. 06, 2026					(2,801)					4,941		(7,742)
Net income (loss)					(38,928)							(38,928)
Other comprehensive loss					(23)						(23)
Issuance of shares for business combinations					395,284			$ 26		395,258
Issuance of shares for business combinations, shares								26,195,096
Issuance of options for business combinations					48,447					48,447
Issuance of shares issued for acquisition under common control					1,866			$ 1		1,865
Issuance of shares issued for acquisition under common control, shares								500,000
Issuance of shares for AI License					379,317			$ 25		379,292
Issuance of shares for AI License, shares								25,137,000
Issuance of shares for investment in affiliate					245,967			$ 16		245,951
Issuance of shares for investment in affiliate, shares								16,300,000
Recognition of deferred tax liability for investment in Blocker Corp					(51,997)					(51,997)
Issuance of shares for seller transaction costs					226					226
Issuance of shares for seller transaction costs, shares								15,000
Issuance of shares for employee compensation					2,225					2,225
Issuance of shares for employee compensation, shares								98,919
Issuance of shares to service providers					12,201			$ 1		12,200
Issuance of shares to service providers, shares								808,560
Stock option exercises					52					52
Stock option exercises, shares								29,403
Issuance of Founder Shares					8				$ 8
Issuance of Founder Shares, Shares									7,600,000
Capital contribution from Founder					4,142			$ 1		4,141
Capital contribution from Founder, shares								574,000
Balance outstanding, shares at Jun. 30, 2026								69,658,978	7,600,000
Balance at Jun. 30, 2026					$ 995,986			$ 70	$ 8	$ 1,042,601	$ (23)	$ (46,670)